UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


                  Investment Company Act file number: 811-04010


                                 OCM Mutual Fund
                               1536 Holmes Street
                           Livermore, California 94550


                     Name and address of agent for service:

                                 Gregory Orrell
                         Orrell Capital Management, Inc.
                               1536 Holmes Street
                           Livermore, California 94550


                  Registrant's telephone number: (925) 455-0802


                      Date of fiscal year end: November 30

                   Date of reporting period: February 29, 2008

ITEM 1.  SCHEDULE OF INVESTMENTS

OCM GOLD FUND
SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008
(UNAUDITED)

  Shares                                                                                 Value
  ------                                                                                 -----
            COMMON STOCKS                                    94.2%
            MAJOR GOLD PRODUCERS                             36.6%
    20,000  AngloGold Ashanti Ltd. ADR                                              $      722,400
    60,000  Barrick Gold Corp.                                                           3,117,000
    10,000  Freeport-McMoRan Copper & Gold, Inc.                                         1,008,600
   270,000  Gold Fields Ltd. ADR                                                         3,831,300
   666,250  Goldcorp, Inc.                                                              28,788,664
   225,000  Harmony Gold Mining Co., Ltd. ADR*                                           2,731,500
    22,235  Kinross Gold Corp.                                                             552,810
   408,445  Kinross Gold Corp. ADR                                                      10,129,436
   107,333  Lihir Gold Ltd.*                                                               436,721
    32,200  Lihir Gold Ltd. ADR*                                                         1,243,886
   124,994  Newmont Mining Corp.                                                         6,395,943
                                                                                    --------------
                                                                                        58,958,260
                                                                                    --------------
            INTERMEDIATE/MID-TIER GOLD PRODUCERS             24.1%
   161,860  Agnico-Eagle Mines Ltd.                                                     11,135,968
   430,000  Eldorado Gold Corp.*                                                         2,998,673
   504,800  IAMGOLD Corp.                                                                4,083,832
   500,000  Oxiana Ltd.                                                                  1,856,702
   140,000  Randgold Resources Ltd. ADR                                                  7,229,600
   634,750  Yamana Gold, Inc.                                                           11,419,152
                                                                                    --------------
                                                                                        38,723,927
                                                                                    --------------
            JUNIOR GOLD PRODUCERS                            10.7%
   599,000  Alhambra Resources Ltd.*                                                       721,687
   250,000  Aurizon Mines Ltd.*                                                          1,152,500
   400,000  Capstone Mining Corp.*                                                       1,433,531
    21,429  Central Sun Mining, Inc.*                                                       47,040
 1,000,000  Claude Resources, Inc.*                                                      1,327,343
   457,000  Golden Cycle Gold Corp.*                                                     4,757,370
   250,000  Great Basin Gold Ltd.*                                                         835,000
    50,000  Jaguar Mining, Inc.*                                                           678,987
   300,000  Red Back Mining, Inc.*                                                       2,667,960
   365,500  San Gold Corp.*                                                                589,637
   300,000  San Gold Corp., Private Placement*+                                            435,573
   250,000  Sino Gold Mining Ltd.*                                                       1,800,580
   500,000  Yukon-Nevada Gold Corp.*                                                       791,300
                                                                                    --------------
                                                                                        17,238,508
                                                                                    --------------
            EXPLORATION AND DEVELOPMENT COMPANIES            12.3%
   200,000  Amarillo Gold Corp.*                                                           167,449
   375,000  Amazon Mining Holding PLC*                                                     313,968
   187,500  Anatolia Minerals Development Ltd.*                                            756,203
   500,000  Andean American Mining Corp.*                                                  382,887
    58,200  Aquiline Resources, Inc.*                                                      633,461
   250,000  Australian Solomons Gold Ltd.*                                                 165,918
   500,000  Birim Goldfields, Inc.*                                                        153,155
   700,000  Brazauro Resources Corp.*                                                      500,306
   125,000  Detour Gold Corp.*                                                           2,460,690
   126,706  DOT Resources Ltd.*                                                             27,168
   500,000  Evolving Gold Corp.*                                                           918,930
   300,000  Fury Explorations Ltd.*                                                        205,228
   215,600  Geologix Explorations, Inc.*                                                   515,115
   800,000  Grayd Resource Corp.*                                                          461,507
   100,000  Guyana Goldfields, Inc.*                                                       735,144
   500,000  Hana Mining Ltd.*                                                              173,576
   100,000  Keegan Resources, Inc.*                                                        524,000
   450,000  MAG Silver Corp.*                                                            6,676,027
   287,500  Majestic Gold Corp.*                                                            55,774
   125,000  Mansfield Minerals, Inc.*                                                      433,939

   250,000  Maximus Ventures Ltd.*                                                         100,827
   500,000  Mediterranean Resources Ltd.*                                                  153,155
   106,500  Metallica Resources, Inc.*                                                     570,885
   120,000  Pediment Exploration Ltd.* +                                                   361,691
   200,000  Radius Gold, Inc.*                                                              82,704
   300,000  Sabina Silver Corp.*                                                           655,503
   300,000  Selkirk Metals Corp.*                                                          186,849
   273,500  Sinchao Metals Corp.*                                                          194,081
   207,700  Sunridge Gold Corp.*                                                           290,534
   500,000  TNR Gold Corp.*                                                                214,417
   200,000  Western Goldfields, Inc.*                                                      750,000
                                                                                    --------------
                                                                                        19,821,091
                                                                                    --------------
            OTHER                                             4.4%
   206,812  Altius Minerals Corp.*                                                       4,153,555
   229,200  International Royalty Corp.                                                  1,390,084
    50,000  Royal Gold, Inc.                                                             1,575,500
                                                                                    --------------
                                                                                         7,119,139
                                                                                    --------------
            PRIMARY SILVER PRODUCERS                          6.1%
   150,000  Fortuna Silver Mines, Inc.*                                                    379,824
   200,000  Hecla Mining Co.*                                                            2,300,000
    48,075  Pan American Silver Corp.*                                                   1,934,977
   190,000  Silver Wheaton Corp.*                                                        3,294,557
   359,997  Silverstone Resources Corp.*                                                 1,242,383
   700,000  US Silver Corp.*                                                               621,809
                                                                                    --------------
                                                                                         9,773,550
                                                                                    --------------
            TOTAL COMMON STOCKS
              (Cost $44,517,244)                                                       151,634,475
                                                                                    --------------
            EXCHANGE TRADED FUNDS                             5.0%
     9,000  iShares Silver Trust*                                                        1,770,120
    65,000  Streettracks Gold Trust*                                                     6,251,700
                                                                                    --------------
            TOTAL EXCHANGE TRADED FUNDS
              (Cost $3,931,360)                                                          8,021,820
                                                                                    --------------
            WARRANTS                                          0.7%
   187,500  Amazon Mining Holding PLC*+#
                Exercise Price 1.55 CAD, Exp. 11/16/2009                                        --
   125,000  Australian Solomons Gold Ltd.*
                Exercise Price 1.71 CAD, Exp. 8/28/2008                                     16,592
    75,000  Central Sun Mining, Inc.*
                Exercise Price 1.25 CAD, Exp. 11/26/2008                                     1,149
    89,000  Endeavour Mining Capital Corp.*
                Exercise Price 5.50 CAD, Exp. 11/10/2008                                   267,164
    75,000  Fortuna Silver Mines, Inc.*+#
                Exercise Price 1.85 CAD, Exp.  3/23/2008                                    48,244
   150,000  Fury Explorations Ltd.*+#
                Exercise Price 1.25 CAD, Exp. 9/20/2008                                         --
   143,750  Majestic Gold Corp.*+#
                Exercise Price 0.60 CAD, Exp. 5/3/2009                                          --
    35,000  Nevsun Resources*+#
                Exercise Price 10.00 CAD, Exp. 12/18/2008                                       --
    60,000  Pediment Exploration Ltd.*+#
                Exercise Price 3.75 CAD, Exp. 11/16/2009                                        --
   150,000  San Gold Corp.*+#
                Exercise Price 2.00 CAD, Exp. 5/28/2009                                         --
   250,000  Silver Wheaton Corp.*
                Exercise Price 4.00 CAD, Exp. 8/5/2009                                     666,223
   100,000  Yukon-Nevada Gold Corp.*
                Exercise Price 3.00 CAD, Exp. 6/20/2012                                     63,304
                                                                                    --------------
            TOTAL WARRANTS
              (Cost $5,625)                                                              1,062,676
                                                                                    --------------
            SHORT-TERM INVESTMENT                             0.4%
   636,789  UMB Money Market Fiduciary, 1.43%                                              636,789
                                                                                    --------------

            TOTAL SHORT-TERM INVESTMENTS
              (Cost $636,789)                                                              636,789
                                                                                    --------------
            TOTAL INVESTMENTS                               100.3%
              (Cost $49,091,018)                                                       161,355,760
            LIABILITIES LESS OTHER ASSETS                   (0.3)%                       (485,193)
                                                                                    --------------
            NET ASSETS                                      100.0%                  $  160,870,567
                                                                                    ==============

CAD - Canadian Dollars.

* Non-income producing security.

+ Illiquid security. Security is valued at fair value in accordance with procedures established by the Fund's Board of Trustees.

# Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The securities are valued at fair value in accordance with procedures established by the Fund's Board of Trustees.

At February 29, 2008, restricted securities totaled $797,264 or 0.5% of net assets and consisted of the following securities:

                                                  February 29, 2008
                                                    Carrying Value                      Acquisition
Issuer                                                 Per Unit             Cost            Date
---------------------------------------------------------------------------------------------------
Pediment Exploration Ltd., Private Placement           2.952 CAD          3.00 CAD       11/14/2007
Pediment Exploration Ltd. Warrants
   Exercise Price 3.75 CAD, Exp. 11/16/2009                --                --          11/14/2007
San Gold Corp.                                         1.422 CAD          1.40 CAD       11/27/2007
San Gold Corp. Warrants
   Exercise Price 2.00 CAD, Exp. 5/28/2009                 --                --          11/27/2007

              SUMMARY OF INVESTMENTS BY COUNTRY

                                                Percent of
Country               Market Value         Investment Securities
----------------------------------------------------------------
Australia             $  4,276,513                   2.6%
Canada                 115,534,422                  71.6
Cayman Islands             267,164                   0.2
Jersey                   7,229,600                   4.5
New Guinea               1,243,886                   0.8
South Africa             7,285,200                   4.5
United States (1)       25,518,975                  15.8
                      ------------                 -----
Total                 $161,355,760                 100.0%
                      ============                 =====

(1) Includes short-term securities.

See notes to financial statements.

                                  OCM GOLD FUND
              Notes to Schedule of Investments - February 29, 2008
                                   (Unaudited)

NOTE 1. ORGANIZATION

      OCM Mutual Fund (the "Trust") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was organized as a Massachusetts business trust on January 6, 1984 and consists of the OCM Gold Fund (the "Fund"). The investment objective for the Fund is long-term growth of capital through investing primarily in equity securities of domestic and foreign companies engaged in activities related to gold and precious metals.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation - Portfolio securities that are listed on national securities exchanges are valued at the last sale price as of the close of business of such securities exchanges, or, in the absence of recorded sales, at the average of readily available closing bid and ask prices on such exchanges. NASDAQ National Market(R) and SmallCap(R) securities are valued at the NASDAQ Official Closing Price ("NOCP"). If a NOCP is not issued for a given day, these securities are valued at the average of readily available closing bid and asked prices. Unlisted securities are valued at the average of the quoted bid and ask prices in the over-the-counter market. Short-term investments which mature in less than 60 days are valued at amortized cost (unless the Board of Trustees determines that this method does not represent fair value). Short-term investments which mature after 60 days are valued at market. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the investment adviser under procedures established by and under the general supervision and responsibility of the Trust's Board of Trustees. Further, if events occur that materially affect the value of a security between the time trading ends on that particular security and the close of the normal trading session of the New York Stock Exchange, such as a material development regarding an investment in a foreign security, the Fund may value the security at its fair value. For each investment that is fair valued, the investment adviser considers, to the extent applicable, various factors including, but not limited to, the type of security, the financial condition of the company, comparable companies in the public market, the nature and duration of the cause for a quotation not being readily available and other relevant factors.

Foreign Currency - Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

NOTE 3. FEDERAL INCOME TAX INFORMATION

      At February 29, 2008, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

         Cost of investments                             $ 50,695,736
                                                         ============
         Unrealized appreciation                         $111,925,175
         Unrealized depreciation                           (1,265,151)
                                                         ------------
         Net unrealized appreciation on investments      $110,660,024
                                                         ============

      The difference between cost amounts for financial statement and federal income tax purposes is due primarily to investments in passive foreign investment companies ("PFICs").

NOTE 4. NEW ACCOUNTING PRONOUNCEMENTS

Financial Accounting Standards Board Interpretation No. 48 - In June 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. To the extent that a tax benefit of a position is not deemed to meet the more-likely-than-not threshold, the Fund would report an income tax expense in the statement of operations. Adoption of FIN 48 is required as of the date of the last net asset value calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48, and the impact of this standard on the Fund's financial statements has not yet been determined.

Financial Accounting Standards No. 157 - Various inputs are used in determining the value of the Fund's investments. These inputs are summarized into three broad levels:

      o     Level 1 - quoted prices in active markets for identical securities

      o Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotation obtained from pricing services.)

      o Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of February 29, 2008, in valuing the Fund's assets carried at fair value:

--------------------------------------------------------------------------------
Valuation Inputs                         Investment              Other Financial
                                       in Securities               Instruments*
--------------------------------------------------------------------------------
Level 1 - Quoted Prices                 $161,510,252                    --
--------------------------------------------------------------------------------
Level 2 - Other Significant                  845,508                    --
Observable Inputs
--------------------------------------------------------------------------------
Level 3 - Significant                             --                    --
Unobservable Inputs
--------------------------------------------------------------------------------
Total                                   $161,355,760                    --
--------------------------------------------------------------------------------

* Other financial instruments include futures, forwards and swap contracts.

ITEM 2. CONTROLS AND PROCEDURES

(a) The registrant's certifying officers have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-3(b) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

Certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2(a)) - Filed as an attachment to this filing.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

OCM Mutual Fund

By: /s/ Gregory M. Orrell
    ---------------------
        Gregory M. Orrell
        President

Date: April 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Gregory M. Orrell
    ---------------------
        Gregory M. Orrell
        President

Date: April 21, 2008


By: /s/ Jacklyn Orrell
    ------------------
        Jacklyn Orrell
        Treasurer

Date: April 21, 2008